Fair Value Measurements (Quantitative Information Significant Unobservable Inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy) (Details)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Assets
Total assets	$ 98,000,000	$ 87,000,000
Liabilities
Total liabilities	338,000,000	370,000,000
Fair Value, Measurements, Recurring
Assets
Total assets	98,000,000	87,000,000
Liabilities
Total liabilities	338,000,000	370,000,000
Net assets (liabilities)	(240,000,000)	(283,000,000)
Not Designated as Hedging Instrument | Fair Value, Measurements, Recurring
Assets
Total assets	15,000,000	1,000,000
HFT derivatives | Fair Value, Measurements, Recurring
Assets
Total assets	68,000,000	58,000,000
Liabilities
Total liabilities	275,000,000	291,000,000
HFT derivatives | Power | Fair Value, Measurements, Recurring
Assets
Total assets	7,000,000	5,000,000
Liabilities
Total liabilities	7,000,000	7,000,000
Level 3 | Fair Value, Measurements, Recurring
Assets
Total assets	14,000,000	15,000,000
Liabilities
Total liabilities	258,000,000	249,000,000
Net assets (liabilities)	(244,000,000)	(234,000,000)
Level 3 | Not Designated as Hedging Instrument | Fair Value, Measurements, Recurring
Assets
Total assets	0	0
Level 3 | HFT derivatives | Fair Value, Measurements, Recurring
Assets
Total assets	14,000,000	15,000,000
Liabilities
Total liabilities	258,000,000	249,000,000
Net assets (liabilities)	(244,000,000)	(234,000,000)
Level 3 | HFT derivatives | Power | Fair Value, Measurements, Recurring
Assets
Total assets	2,000,000	1,000,000
Liabilities
Total liabilities	1,000,000	0
Level 3 | HFT derivatives | Natural gas | Fair Value, Measurements, Recurring
Assets
Total assets	18,000,000	9,000,000
Liabilities
Total liabilities	226,000,000	228,000,000
Level 3 | HFT derivatives | Energy Related derivative | Power | Fair Value, Measurements, Recurring
Assets
Total assets	1,000,000
Liabilities
Total liabilities	1,000,000
Level 3 | HFT derivatives | Energy Related derivative | Natural gas | Fair Value, Measurements, Recurring
Assets
Total assets	(6,000,000)	5,000,000
Liabilities
Total liabilities	30,000,000	21,000,000
Level 3 | HFT derivatives | Range, Minimum | Power | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Total assets	$ 25.7	$ 24.31
Liabilities
Unobservable Input, Liabilities	1.13
Level 3 | HFT derivatives | Range, Minimum | Power | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.36	0.0001
Level 3 | HFT derivatives | Range, Minimum | Power | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.06	0.0015
Liabilities
Unobservable Input, Liabilities	0.01
Level 3 | HFT derivatives | Range, Minimum | Power | Correlation factor | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	100
Level 3 | HFT derivatives | Range, Minimum | Power | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.02
Level 3 | HFT derivatives | Range, Minimum | Natural gas | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Total assets	$ 1.66	$ 1.63
Liabilities
Total liabilities	$ 1.44	$ 1.54
Level 3 | HFT derivatives | Range, Minimum | Natural gas | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.02	0.0001
Level 3 | HFT derivatives | Range, Minimum | Natural gas | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0	0.0001
Liabilities
Unobservable Input, Liabilities	0	0.0001
Level 3 | HFT derivatives | Range, Minimum | Natural gas | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.0002	0.0001
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Power | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	20.5
Liabilities
Unobservable Input, Liabilities	37.25
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Power | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.02
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Power | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.01
Liabilities
Unobservable Input, Liabilities	0.01
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Power | Correlation factor | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	100
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Power | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.36
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Natural gas | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Total assets	$ 1.82	$ 1.33
Liabilities
Total liabilities	$ 1.54	$ 1.36
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Natural gas | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0002	0.0001
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Natural gas | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0	0.0001
Liabilities
Unobservable Input, Liabilities	0	0.0001
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Natural gas | Basis adjustment | Fair Value, Measurements, Recurring
Assets
Total assets	$ 0	$ 0
Liabilities
Total liabilities	$ 0	$ 0
Level 3 | HFT derivatives | Range, Minimum | Energy Related derivative | Natural gas | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.0003	0.0001
Level 3 | HFT derivatives | Range, Maximum | Power | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Total assets	$ 36.05	$ 74.05
Liabilities
Unobservable Input, Liabilities	62.45
Level 3 | HFT derivatives | Range, Maximum | Power | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.85	0.0114
Level 3 | HFT derivatives | Range, Maximum | Power | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.41	0.0665
Liabilities
Unobservable Input, Liabilities	0.73
Level 3 | HFT derivatives | Range, Maximum | Power | Correlation factor | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	100
Level 3 | HFT derivatives | Range, Maximum | Power | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	6.85
Level 3 | HFT derivatives | Range, Maximum | Natural gas | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Total assets	$ 6.22	$ 7.45
Liabilities
Total liabilities	$ 6.57	$ 7.45
Level 3 | HFT derivatives | Range, Maximum | Natural gas | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	2.52	0.0231
Level 3 | HFT derivatives | Range, Maximum | Natural gas | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	10.36	0.2093
Liabilities
Unobservable Input, Liabilities	0.0879	0.1863
Level 3 | HFT derivatives | Range, Maximum | Natural gas | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.0252	0.0231
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Power | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	62.45
Liabilities
Unobservable Input, Liabilities	62.45
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Power | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	9.74
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Power | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.73
Liabilities
Unobservable Input, Liabilities	0.4
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Power | Correlation factor | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	100
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Power | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	1.28
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Natural gas | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Total assets	$ 8.44	$ 8.76
Liabilities
Total liabilities	$ 8.44	$ 9.75
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Natural gas | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.1258	0.0333
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Natural gas | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0067	0.0471
Liabilities
Unobservable Input, Liabilities	0.0067	0.0376
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Natural gas | Basis adjustment | Fair Value, Measurements, Recurring
Assets
Total assets	$ 1.33	$ 1.31
Liabilities
Total liabilities	$ 1.33	$ 1.31
Level 3 | HFT derivatives | Range, Maximum | Energy Related derivative | Natural gas | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.1258	0.0333
Level 3 | HFT derivatives | Weighted average | Power | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Total assets	$ 29.53	$ 35.03
Liabilities
Unobservable Input, Liabilities	36.9
Level 3 | HFT derivatives | Weighted average | Power | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.6	0.0021
Level 3 | HFT derivatives | Weighted average | Power | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.28	0.0278
Liabilities
Unobservable Input, Liabilities	0.34
Level 3 | HFT derivatives | Weighted average | Power | Correlation factor | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	100
Level 3 | HFT derivatives | Weighted average | Power | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	2.02
Level 3 | HFT derivatives | Weighted average | Natural gas | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Total assets	$ 2.52	$ 2.37
Liabilities
Total liabilities	$ 3.68	$ 4.07
Level 3 | HFT derivatives | Weighted average | Natural gas | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.4	0.0009
Level 3 | HFT derivatives | Weighted average | Natural gas | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.75	0.0155
Liabilities
Unobservable Input, Liabilities	0.0043	0.0189
Level 3 | HFT derivatives | Weighted average | Natural gas | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.001	0.0012
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Power | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	31.14
Liabilities
Unobservable Input, Liabilities	55
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Power | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	2.52
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Power | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.25
Liabilities
Unobservable Input, Liabilities	0.31
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Power | Correlation factor | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	100
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Power | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.83
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Natural gas | Third-party pricing | Fair Value, Measurements, Recurring
Assets
Total assets	$ 4.66	$ 5.05
Liabilities
Total liabilities	$ 4.69	$ 5.45
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Natural gas | Probability of default | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0195	0.0028
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Natural gas | Discount rate | Fair Value, Measurements, Recurring
Assets
Unobservable Input, Assets	0.0013	0.0091
Liabilities
Unobservable Input, Liabilities	0.0016	0.0081
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Natural gas | Basis adjustment | Fair Value, Measurements, Recurring
Assets
Total assets	$ 0.44	$ 0.76
Liabilities
Total liabilities	$ 0.87	$ 0.91
Level 3 | HFT derivatives | Weighted average | Energy Related derivative | Natural gas | Own credit risk | Fair Value, Measurements, Recurring
Liabilities
Unobservable Input, Liabilities	0.001	0.0006